Provision Expense - Summary of Movements in Loss Allowance (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	₸ 305,640	₸ 249,644	₸ 223,282
Transfers	84,883	41,013	35,883
New assets issued	78,704	86,237	75,105
Repaid assets (except for write off)	(50,168)	(46,927)	(51,875)
Modification effect	48,232	33,634	20,521
Total effect on Consolidated Statements of Profit or Loss	161,651	113,957	79,634
Write-off, net of recoveries	(85,959)	(57,952)	(53,269)
On acquisition of subsidiary	4,016
Other changes	(361)
Foreign exchange difference	105	(9)	(3)
Loss Allowance	385,092	305,640	249,644
Financial assets at FVTOCI | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	451	114	82
Transfers	(42)	195	5
New assets issued	22	142	28
Repaid assets (except for write off)	(95)
Total effect on Consolidated Statements of Profit or Loss	(115)	337	33
Loss Allowance	336	451	114
Financial assets at FVTOCI | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	140	158	656
Transfers	(81)	(18)	31
Total effect on Consolidated Statements of Profit or Loss	(81)	(18)	31
Loss Allowance	59	140	158
Financial assets at FVTOCI | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	587	1,136
Transfers	(166)	(549)	606
Total effect on Consolidated Statements of Profit or Loss	(166)	(549)	606
Loss Allowance	421	587	1,136
Financial assets at FVTOCI | Transfer to Stage 2 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			1
Financial assets at FVTOCI | Transfer to Stage 2 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(1)
Financial assets at FVTOCI | Transfer to Stage 3 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			0
Financial assets at FVTOCI | Transfer to Stage 3 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(530)
Financial assets at FVTOCI | Transfer to Stage 3 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			530
Loans to Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	2,185	261
Transfers	(702)	1,924	261
Total effect on Consolidated Statements of Profit or Loss	(702)	1,924	261
Loss Allowance	1,483	2,185	261
Loans to Customers | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	77,521	59,939	67,604
Transfers	(39,150)	(27,598)	(25,885)
New assets issued	78,682	86,095	75,077
Repaid assets (except for write off)	(35,531)	(32,139)	(37,258)
Total effect on Consolidated Statements of Profit or Loss	4,001	26,358	11,934
On acquisition of subsidiary	539
Other changes	(94)
Loss Allowance	74,162	77,521	59,939
Loans to Customers | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	22,378	16,290	11,785
Transfers	3,189	(1,896)	(2,531)
Repaid assets (except for write off)	(1,966)	(1,455)	(1,955)
Total effect on Consolidated Statements of Profit or Loss	1,223	(3,351)	(4,486)
On acquisition of subsidiary	856
Other changes	(135)
Loss Allowance	26,061	22,378	16,290
Loans to Customers | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	193,759	166,042	135,313
Transfers	118,230	65,061	61,320
Repaid assets (except for write off)	(12,576)	(13,333)	(12,662)
Modification effect	48,232	33,634	20,521
Total effect on Consolidated Statements of Profit or Loss	153,886	85,362	69,179
Write-off, net of recoveries	(85,959)	(56,973)	(49,055)
On acquisition of subsidiary	2,783
Other changes	(582)
Foreign exchange difference	105	(9)	(3)
Loss Allowance	270,058	193,759	166,042
Loans to Customers | Transfer to Stage 1 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	31,006	27,424	15,923
Loans to Customers | Transfer to Stage 1 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,095	(3,919)	(1,448)
Loans to Customers | Transfer to Stage 1 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	27,911	(23,505)	(14,475)
Loans to Customers | Transfer to Stage 2 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	11,830	(11,051)	(10,396)
Loans to Customers | Transfer to Stage 2 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	18,565	20,608	16,184
Loans to Customers | Transfer to Stage 2 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,735	(9,557)	(5,788)
Loans to Customers | Transfer to Stage 3 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	26,981	(25,149)	(25,126)
Loans to Customers | Transfer to Stage 3 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	13,731	(7,250)	(5,745)
Loans to Customers | Transfer to Stage 3 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(40,712)	32,399	30,871
Due from Banks | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	7	6	6
Transfers	(1)	(1)
Total effect on Consolidated Statements of Profit or Loss	1	1
Loss Allowance	8	7	6
Cash and cash equivalents | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	42	23	3
Transfers	4	19	20
Total effect on Consolidated Statements of Profit or Loss	4	19	20
Loss Allowance	46	42	23
Other assets | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	8,570	5,640	7,794
Transfers	(3,600)	3,909	2,060
Total effect on Consolidated Statements of Profit or Loss	3,600	3,909	2,060
Write-off, net of recoveries		(979)	(4,214)
On acquisition of subsidiary	(162)
Other changes	450
Loss Allowance	₸ 12,458	8,570	5,640
Contingencies | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance		35	39
Transfers		(35)	(4)
Total effect on Consolidated Statements of Profit or Loss		₸ (35)	(4)
Loss Allowance			₸ 35